Distribution Date:	07/17/26	WFRBS Commercial Mortgage Trust 2012-C10
Determination Date:	07/13/26
Next Distribution Date:	08/17/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2012-C10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Attention: A.J. Sfarra	cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing	commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		Valerie Nichols	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15		Attention: WFRBS 2012-C10 Transaction Manager	notices@pentalphasurveillance.com
Historical Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	18		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	20
		Trustee	U.S. Bank Trust Company, National Association
Modified Loan Detail	21		General Contact	(312) 332-7457
Historical Liquidated Loan Detail	22		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92890NAS8	0.734000%	82,960,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92890NAT6	1.765000%	85,912,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92890NAU3	2.875000%	521,167,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-FL	92890NAZ2	5.750180%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-FX	92890NBB4	2.855000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	92890NAV1	2.453000%	123,890,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	92890NAW9	3.241000%	127,297,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	20.25%
B	92890NAX7	3.744000%	76,705,000.00	37,698,939.33	115,244.97	117,620.69	0.00	0.00	232,865.66	37,583,694.36	79.48%	14.38%
C	92890NAY5	4.278894%	42,433,000.00	42,433,000.00	0.00	151,305.27	0.00	0.00	151,305.27	42,433,000.00	56.32%	11.13%
D	92890NAE9	4.343894%	52,224,000.00	52,224,000.00	0.00	189,046.29	0.00	0.00	189,046.29	52,224,000.00	27.81%	7.13%
E	92890NAG4	4.343894%	26,113,000.00	26,113,000.00	0.00	25,927.97	0.00	0.00	25,927.97	26,113,000.00	13.56%	5.13%
F	92890NAJ8	4.343894%	22,848,000.00	22,848,000.00	0.00	0.00	0.00	0.00	0.00	22,848,000.00	1.08%	3.38%
G	92890NAL3	4.343894%	44,064,775.00	1,987,106.17	0.00	0.00	0.00	0.00	0.00	1,987,106.17	0.00%	0.00%
V	92890NAN9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92890NAQ2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,305,613,775.00	183,304,045.50	115,244.97	483,900.22	0.00	0.00	599,145.19	183,188,800.53

X-A	92890NAA7	4.343894%	1,041,226,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	92890NAC3	0.316647%	119,138,000.00	80,131,939.33	0.00	21,144.61	0.00	0.00	21,144.61	80,016,694.36
Notional SubTotal			1,160,364,000.00	80,131,939.33	0.00	21,144.61	0.00	0.00	21,144.61	80,016,694.36

Deal Distribution Total					115,244.97	505,044.83	0.00	0.00	620,289.80

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92890NAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92890NAT6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92890NAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-FL	92890NAZ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-FX	92890NBB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	92890NAV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	92890NAW9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	92890NAX7	491.47955583	1.50244404	1.53341620	0.00000000	0.00000000	0.00000000	0.00000000	3.03586024	489.97711179
C	92890NAY5	1,000.00000000	0.00000000	3.56574529	0.00000000	0.00000000	0.00000000	0.00000000	3.56574529	1,000.00000000
D	92890NAE9	1,000.00000000	0.00000000	3.61991211	0.00000000	0.00000000	0.00000000	0.00000000	3.61991211	1,000.00000000
E	92890NAG4	1,000.00000000	0.00000000	0.99291426	2.62699766	5.34239995	0.00000000	0.00000000	0.99291426	1,000.00000000
F	92890NAJ8	1,000.00000000	0.00000000	0.00000000	3.61991203	72.14133885	0.00000000	0.00000000	0.00000000	1,000.00000000
G	92890NAL3	45.09511668	0.00000000	0.00000000	0.16324037	96.11996181	0.00000000	0.00000000	0.00000000	45.09511668
V	92890NAN9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	92890NAQ2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	92890NAA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-B	92890NAC3	672.59765423	0.00000000	0.17747998	0.00000000	0.00000000	0.00000000	0.00000000	0.17747998	671.63033088

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	06/01/26 - 06/30/26	30	0.00	117,620.69	0.00	117,620.69	0.00	0.00	0.00	117,620.69	0.00
C	06/01/26 - 06/30/26	30	0.00	151,305.27	0.00	151,305.27	0.00	0.00	0.00	151,305.27	0.00
D	06/01/26 - 06/30/26	30	0.00	189,046.29	0.00	189,046.29	0.00	0.00	0.00	189,046.29	0.00
E	06/01/26 - 06/30/26	30	70,907.30	94,526.76	0.00	94,526.76	68,598.79	0.00	0.00	25,927.97	139,506.09
F	06/01/26 - 06/30/26	30	1,565,577.56	82,707.75	0.00	82,707.75	82,707.75	0.00	0.00	0.00	1,648,285.31
G	06/01/26 - 06/30/26	30	4,228,311.34	7,193.15	0.00	7,193.15	7,193.15	0.00	0.00	0.00	4,235,504.49
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-B	06/01/26 - 06/30/26	30	0.00	21,144.61	0.00	21,144.61	0.00	0.00	0.00	21,144.61	0.00
Totals			5,864,796.20	663,544.52	0.00	663,544.52	158,499.69	0.00	0.00	505,044.83	6,023,295.89

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	620,289.80
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	667,292.02	Master Servicing Fee	3,055.07
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	476.59
Interest Adjustments	0.00	Trustee Fee	58.05
Deferred Interest	0.00	Trust Advisor Fee	157.81
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	667,292.02	Total Fees	3,747.51

Principal		Expenses/Reimbursements
Scheduled Principal	115,244.97	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	120,311.35
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	38,188.34
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	115,244.97	Total Expenses/Reimbursements	158,499.69

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	505,044.83
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	115,244.97
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	620,289.80
Total Funds Collected	782,536.99	Total Funds Distributed	782,537.00

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	183,304,045.50	183,304,045.50	Beginning Certificate Balance	183,304,045.50
(-) Scheduled Principal Collections	115,244.97	115,244.97	(-) Principal Distributions	115,244.97
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	183,188,800.53	183,188,800.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	183,527,395.55	183,527,395.55	Ending Certificate Balance	183,188,800.53
Ending Actual Collateral Balance	183,527,395.55	183,527,395.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	75,370.34	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	75,370.34	0.00	Net WAC Rate	4.34%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents amounts covered by overcollateralization or the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
2,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.20 or less	2	80,466,609.47	43.93%	(45)	4.5322	0.808543
2,000,001 to 3,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.21 to 1.30	0	0.00	0.00%	0	0.0000	0.000000
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
4,000,001 to 5,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	102,722,191.06	56.07%	(43)	4.2400	1.549200
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
7,000,001 to 8,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
9,000,001 to 10,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	0	0.00	0.00%	0	0.0000	0.000000
20,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.51 to 2.75	0	0.00	0.00%	0	0.0000	0.000000
30,000,001 to 50,000,000	2	80,466,609.47	43.93%	(45)	4.5322	0.808543	2.751 or Greater	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 70,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	3	183,188,800.53	100.00%	(44)	4.3683	1.223863
70,000,001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or Greater	1	102,722,191.06	56.07%	(43)	4.2400	1.549200
Totals	3	183,188,800.53	100.00%	(44)	4.3683	1.223863
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Colorado	1	102,722,191.06	56.07%	(43)	4.2400	1.549200
							Office	1	102,722,191.06	56.07%	(43)	4.2400	1.549200
Ohio	1	37,000,000.00	20.20%	(46)	4.5700	0.669500
							Retail	2	80,466,609.47	43.93%	(45)	4.5322	0.808543
Oregon	1	43,466,609.47	23.73%	(45)	4.5000	0.926900
							Totals	3	183,188,800.53	100.00%	(44)	4.3683	1.223863
Totals	3	183,188,800.53	100.00%	(44)	4.3683	1.223863

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.500% or less	2	146,188,800.53	79.80%	(44)	4.3173	1.364170	3 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	1	37,000,000.00	20.20%	(46)	4.5700	0.669500	4 months or greater	3	183,188,800.53	100.00%	(44)	4.3683	1.223863
	4.751% to 5.000%	0	0.00	0.00%	0	0.0000	0.000000	Totals	3	183,188,800.53	100.00%	(44)	4.3683	1.223863
	5.001% or 5.250%	0	0.00	0.00%	0	0.0000	0.000000
	5.251% or 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	183,188,800.53	100.00%	(44)	4.3683	1.223863
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	183,188,800.53	100.00%	(44)	4.3683	1.223863	181 months or less	0	0.00	0.00%	0	0.0000	0.000000
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	182 to 240 months	3	183,188,800.53	100.00%	(44)	4.3683	1.223863
	85 to120 months	0	0.00	0.00%	0	0.0000	0.000000	241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	121 or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or Greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	183,188,800.53	100.00%	(44)	4.3683	1.223863	Totals	3	183,188,800.53	100.00%	(44)	4.3683	1.223863
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	12 months or less	0	0.00	0.00%	0	0.0000	0.000000	181 months or less	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000	182 to 240 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or more	3	183,188,800.53	100.00%	(44)	4.3683	1.223863	241 to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	3	183,188,800.53	100.00%	(44)	4.3683	1.223863	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	0	0.00	0.00%	0	0.0000	0.000000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310916826	OF	Denver	CO	Actual/360	4.240%	362,951.74	0.00	0.00	N/A	12/01/22	03/01/26	102,722,191.06	102,722,191.06	02/01/26
3	310914954	RT	Dayton	OH	Actual/360	4.570%	140,908.33	0.00	0.00	N/A	09/01/22	11/01/30	37,000,000.00	37,000,000.00	07/01/26
5	310916332	RT	Medford	OR	Actual/360	4.500%	163,431.95	115,244.97	0.00	N/A	10/01/22	--	43,581,854.44	43,466,609.47	04/01/26
Totals							667,292.02	115,244.97	0.00				183,304,045.50	183,188,800.53
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,497,435.32	4,278,627.55	01/01/26	03/31/26	06/11/26	34,394,324.13	244,633.07	240,628.75	1,543,417.94	0.00	0.00
3	3,653,246.08	3,813,385.00	10/01/24	09/30/25	01/12/26	12,962,956.42	3,343,551.13	1,317,005.12	1,317,005.12	0.00	0.00
5	3,560,768.40	0.00	--	--	10/14/25	26,210,726.85	0.00	277,738.09	833,821.85	43,808.26	0.00
Totals	21,711,449.80	8,092,012.55				73,568,007.40	3,588,184.20	1,835,371.96	3,694,244.91	43,808.26	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/26	0	0.00	0	0.00	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.368345%	4.093812%	(44)
06/17/26	0	0.00	0	0.00	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.368428%	4.093894%	(43)
05/15/26	0	0.00	0	0.00	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.368506%	4.093972%	(42)
04/17/26	0	0.00	0	0.00	0	0.00	1	37,000,000.00	0	0.00	1	102,722,191.06	0	0.00	0	0.00	4.368588%	4.094053%	(41)
03/17/26	0	0.00	0	0.00	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.368666%	4.094130%	(40)
02/18/26	0	0.00	0	0.00	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.368755%	4.233968%	(39)
01/16/26	0	0.00	0	0.00	0	0.00	1	69,568,983.98	0	0.00	1	69,568,983.98	0	0.00	0	0.00	4.399103%	4.243019%	(38)
12/17/25	0	0.00	0	0.00	0	0.00	1	69,713,541.29	0	0.00	0	0.00	0	0.00	0	0.00	4.399267%	4.243044%	(37)
11/18/25	0	0.00	0	0.00	0	0.00	1	69,866,366.34	0	0.00	0	0.00	0	0.00	0	0.00	4.399439%	4.243070%	(36)
10/20/25	0	0.00	0	0.00	0	0.00	1	70,009,757.96	0	0.00	0	0.00	1	189,442.93	0	0.00	4.399601%	4.243095%	(35)
09/17/25	0	0.00	0	0.00	0	0.00	1	70,161,459.20	0	0.00	0	0.00	1	1,034,777.35	0	0.00	4.399632%	4.243097%	(34)
08/15/25	0	0.00	0	0.00	0	0.00	1	70,303,694.09	0	0.00	0	0.00	1	397,151.48	0	0.00	4.399037%	4.242996%	(33)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	310916826	02/01/26	4	5	240,628.75	1,543,417.94	20,652.15	102,721,761.90	02/25/26	6
5	310916332	04/01/26	2	5	277,738.09	833,821.85	52,886.84	43,805,633.65	10/13/22	13
Totals					518,366.84	2,377,239.79	73,538.99	146,527,395.55
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 25

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		146,188,801	0	146,188,801		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		37,000,000	0	0		37,000,000
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	183,188,801	37,000,000	0	43,466,609	102,722,191	0
Jun-26	183,304,046	37,000,000	0	43,581,854	102,722,191	0
May-26	183,413,419	37,000,000	0	43,691,228	102,722,191	0
Apr-26	183,527,825	80,805,634	0	0	102,722,191	0
Mar-26	183,636,334	80,914,143	0	0	102,722,191	0
Feb-26	183,760,876	183,760,876	0	0	0	0
Jan-26	216,437,470	146,868,486	0	0	69,568,984	0
Dec-25	216,689,222	146,975,681	0	0	69,713,541	0
Nov-25	216,954,352	147,087,986	0	0	69,866,366	0
Oct-25	217,204,091	147,194,333	0	0	70,009,758	0
Sep-25	217,656,724	147,495,264	0	0	70,161,459	0
Aug-25	218,939,242	148,635,548	0	0	70,303,694	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	310916826	102,722,191.06	102,721,761.90	136,000,000.00	03/31/26	3,778,583.30	1.54920	03/31/26	12/01/22	196
3	310914954	37,000,000.00	37,000,000.00	29,800,000.00	12/31/25	3,365,631.00	0.66950	09/30/25	09/01/22	196
5	310916332	43,466,609.47	43,805,633.65	19,500,000.00	07/23/25	3,099,768.40	0.92690	12/31/25	10/01/22	196
Totals		183,188,800.53	183,527,395.55	185,300,000.00		10,243,982.70

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	310916826	OF	CO	02/25/26	6

The loan transferred to Special Servicing effective 2/25/26 for Imminent Monetary Default (Balloon/Maturity Default). The subject is a 1,339,763 SF office tower located in Denver, CO, built in 1982 and renovated in 2021. This loan was previously in Specia l Servicing (transferred 11/22/22) due to an imminent monetary default ahead of its original 12/1/2022 maturity date. A loan modification was subsequently executed, providing a 39-month maturity extension from 12/1/2022 to 3/1/2026.

The Borrower failed to pay off the loan at the modified maturity date and is therefore in default. A PNA was executed with the Borrower as of 3/16/26. As of May 2026 the property is 69.2% leased, this is compared to YE 2025 and YE 2024 rent rolls with leased occupancies of 69. 2% and 72.7%, respectively. The property is expected to maintain approximately this occupancy level until the next meaningful rollover event at the end of July 2026. The YE 2025 NOI DSCR was 2.13x; this is compared to YE 2024 and YE 2023 NOI DSCRs of 1.65 x and 1.35x, respectively. Rollover remaining in 2026 totals about 11% of the NRA, with another 14% of the NRA scheduled to expire in 2027. Known vacates total approximately 20% of the

NRA, resulting in a projected occupancy dropto about 56% by YE 2026, f urther declining to 51% by early 2027, and down to 49% by early 2028. The loan has been cash managed since November 2022. The SS will dual track remedies and continue discussions with the borrower.

3	310914954	RT	OH	06/30/21	9

6/2/2026: The receiver sold the collateral to Hull Property Group in Oct. 2025 with the lender providing loan assumption at $37MM. Barring any new defaults, the loan is anticipated to be transferred back to Master Servicer as a corrected mortgage loan.

5	310916332	RT	OR	10/13/22	13

06/01/26 - Borrower agreed to cooperate in a joint receivership motion. A receiver complaint was entered and signed by the judge on 01/29/24. Receiver engaged JLL to market the property for sale, however, the marketing was temporarily placed on hold due to the bankruptcy filing of a major tenant. Receiver secured a tenant to backfill the space. The proposed lease has been approved and signed. A broker was engaged to re-market the property. Marketing was launched on

11/18/25 with a call foroffers date of 02/19/26. Best and final offers have been received and a buyer has been selected - negotiations are pending.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	310916826	0.00	4.24000%	0.00	4.24000%	1	06/23/23	06/23/23	--
3	310914954	0.00	4.57000%	0.00	4.57000%	9	10/24/25	10/24/25	--
6	440000161	44,501,032.32	4.41000%	44,501,032.32	4.41000%	10	07/27/20	08/01/20	08/11/20
18	310912731	12,395,626.60	4.75000%	12,395,626.60	4.75000%	10	08/05/20	09/01/20	09/11/20
64	87100064	4,923,445.40	4.89000%	4,923,445.40	4.89000%	10	04/03/20	04/01/20	06/11/20
Totals		61,820,104.32		61,820,104.32
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 21 of 25

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	440000161 06/16/23	41,104,576.21	52,000,000.00	40,792,071.37	703,973.40	40,792,071.37	40,088,097.97	1,016,478.24	0.00	436,233.52	580,244.72	1.12%
12	440000162 12/15/23	18,262,751.48	7,280,000.00	9,269,217.87	492,359.68	9,269,217.87	8,776,858.19	9,485,893.29	0.00	278,342.34	9,207,550.95	39.34%
31	416000065 06/17/24	9,962,855.56	32,600,000.00	11,429,499.04	1,466,643.48	11,429,499.04	9,962,855.56	0.00	0.00	0.00	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		69,330,183.25	91,880,000.00	61,490,788.28	2,662,976.56	61,490,788.28	58,827,811.72	10,502,371.53	0.00	714,575.86	9,787,795.67

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 22 of 25

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	440000161	08/16/24	0.00	0.00	580,244.72	0.00	0.00	3,723.26	0.00	0.00	588,236.68
		04/17/24	0.00	0.00	584,513.42	0.00	0.00	(431,964.82)	0.00	0.00
		06/16/23	0.00	0.00	1,016,478.24	0.00	0.00	1,016,478.24	0.00	0.00
12	440000162	07/17/24	0.00	0.00	9,207,550.95	0.00	0.00	(278,342.34)	0.00	0.00	9,207,550.95
		12/15/23	0.00	0.00	9,485,893.29	0.00	0.00	9,485,893.29	0.00	0.00
31	416000065	06/17/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	9,787,795.67	0.00	0.00	9,795,787.63	0.00	0.00	9,795,787.63

© 2021 Computershare. All rights reserved. Confidential.											Page 23 of 25

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	21,400.46	0.00	0.00	120,311.35	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	0.00	7,708.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	9,079.55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	38,188.34	0.00	0.00	120,311.35	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		158,499.69

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 25

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25